Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2018
Office furniture and equipment [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	20%
Computer equipment [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	45%
Vehicle [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	30%
Leasehold improvements [Member]
Statements Line Items
Useful lives or depreciation rates, property, plant and equipment	term of lease